Federated Investors
World-Class Investment Manager

Federated Municipal Opportunities Fund, Inc.

14TH SEMI-ANNUAL REPORT

February 28, 2001

Established 1987

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Richard B. Fisher

President

Federated Municipal Opportunities Fund, Inc.

President's Message

Dear Fellow Shareholder:

Federated Municipal Opportunities Fund, Inc. was created in 1987, and I am pleased to present its 14th Semi-Annual Report. This report covers the six-month reporting period from September 1, 2000 through February 28, 2001.

Over the past six months, the fund has continued its transition from a general municipal bond fund to a high-yield municipal bond fund. Management's strategy is to provide a high level of tax-exempt income to shareholders by structuring a well-diversified portfolio of medium and lower quality, long-term municipal bonds.1 These bonds can potentially generate more income but may have more credit risk.

At the end of the six-month reporting period, the fund's $377 million portfolio was invested across 171 tax-free securities issued by municipalities in 42 states, and the District of Columbia and Puerto Rico. The portfolio is fully diversified across sectors, states, credit quality categories and individual borrowers.

This report begins with an interview with Mary Jo Ochson, Senior Vice President, who co-manages the fund with J. Scott Albrecht, Vice President, both of Federated Investment Management Company. Following their discussion covering the fund's performance and investment strategy are three additional items of shareholder interest. First is a series of graphs showing the fund's long-term investment results. Second is a complete listing of the fund's municipal bond holdings, and third is the publication of the fund's financial statements.

1 State, local and federal alternative minimum taxes may apply.

Due to its high coupon bond holdings, the fund was able to deliver a yield advantage over the average municipal bond fund. The fund's 30-day SEC yield for Class A Shares on February 28, 2001 was 5.05%, based on offering price.2 This was the equivalent of a 8.36% yield on a taxable bond investment for an investor in the 39.6% federal income tax bracket and equivalent to taxable yields of 7.32% and 7.89% for investors in the 31% and 36% federal tax brackets, respectively.

Individual share class total return performance for the six-month reporting period, including income distributions, follows.3

	Net Asset Value Change	Income	Total Return
Class A Shares	$9.78 to $9.76 = (0.20%)	$0.286	2.78%
Class B Shares	$9.77 to $9.75 = (0.20%)	$0.249	2.39%
Class C Shares	$9.77 to $9.75 = (0.20%)	$0.248	2.38%
Class F Shares	$9.78 to $9.76 = (0.20%)	$0.286	2.78%

Thank you for investing a portion of your wealth in Federated Municipal Opportunities Fund, Inc. You are one of approximately 12,000 shareholders who earn monthly investment income free from federal regular income tax.1 Of course, you have the option of receiving income from the fund or building your account by reinvesting your dividends to compound tax-free.

As always, we welcome your comments.

Sincerely,

Richard B. Fisher

Richard B. Fisher
President
April 15, 2001

2 The 30-day current SEC net yield is calculated by dividing the investment income per share for the prior 30 days by the maximum offering price per share on that date. The figure is compounded and annualized. The 30-day current SEC yield as of February 28, 2001 for Class B, C, and F Shares were 4.54%, 4.54% and 5.24%, respectively, based on offering price. The taxable equivalents, based on offering price, for investors in the 39.6%, 36.0%, and 31.0% federal tax brackets were as follows: Class B Shares: 7.52%, 7.09% and 6.58%, respectively; Class C Shares: 7.52%, 7.09% and 6.58%, respectively; and Class F Shares: 8.68%, 8.19% and 7.59%, respectively.

3 Performance quoted is based on net asset value, represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period, based on offering price (i.e., less any applicable sales charge), for Class A, B, C and F Shares were (1.84%), (3.10%), 1.38% and 0.75%, respectively.

Mary Jo Ochson

Senior Vice President

Federated Investment Management
Company

Scott Albrecht

Vice President

Federated Investment Management
Company

Investment Review

How would you describe the market environment over the first half of the fund's fiscal year?

The municipal market has been a strong performer for the six-month reporting period ended February 28, 2001. Three factors accounted for the fund's performance. First, there was a reallocation of assets by high net worth individuals and other tax-sensitive investors into the municipal bond market due to poor returns and increased volatility in the equity market. Second, the supply of new issues was low for most of the period with volume in year 2000, as a whole, down 12.5% from 1999 levels. This was primarily the result of a 50% decline in refunding volume. Finally, the downturn in the U.S. economy witnessed over the reporting period resulted in an easing policy by the Federal Reserve Board. Interest rates on long-term municipal bonds declined by 35 basis points, resulting in a rise in bond prices.

How did Federated Municipal Opportunities Fund, Inc. perform with respect to total return during the reporting period?

For the six-month reporting period ended February 28, 2001, the Class A Shares of the fund produced a total return that significantly exceeded the returns of the 70 high yield municipal funds tracked by Lipper Analytical Services, Inc.1 The fund's Class A Shares returned 2.78%, based on net asset value, while the Lipper High Yield Municipal Debt Funds Average returned 0.99%.2

1 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective category indicated. Lipper figures do not take sales charges into account.

2 Performance quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period for Class B, C and F Shares, based on net asset value, were 2.39%, 2.38% and 2.78%, respectively. Current performance information is available at our web site, www.federatedinvestors.com, or by calling 1-800-341-7400.

How did the fund perform in terms of income and yield?

As of February 28, 2001, the Class A Shares of the fund produced a 30-day SEC yield of 5.05%, based on offering price. This performance is even more impressive on a tax equivalent basis, with Class A Shares yields ranging from 7.32% for an investor in the 31% tax bracket to 8.36% for an investor in the 39.6% bracket.

Why did the fund perform so well?

Three reasons accounted for the fund's recent strong performance. First, the fund's underweight in non-rated, high-yield securities aided performance as that sector traded lower than higher quality bonds. Secondly, the fund concentrated purchases in the 20-30 year range to maximize duration in a falling rate environment.3 Finally, the fund benefited from good security selection during the reporting period, as deteriorating credit situations were minimized.

What about credit quality in the municipal market?

Credit quality continues to be quite strong in the municipal market with upgrades greatly exceeding downgrades in ratings. However, two areas remain under pressure--health care bonds and corporate-backed municipal debt. After years of poor operating results, hospital bonds may finally be at a turning point as Medicare reimbursements and HMO payments are expected to increase. We anticipate corporate-backed municipal bonds to remain weak due to the slow economy and weak stock markets.

The big news was the energy crisis in California and its credit impact on two investor-owned utilities in the state, Southern California Electric (EIX) and Pacific Gas & Electric (PCG). We are pleased to report the fund did not hold any bonds issued by either utility company.

3 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

What were the fund's top five holdings as of February 28, 2001?

Issuer	Maturity	Coupon Rate	Percentage of Net Assets
District of Columbia Revenue Bonds (AMBAC Insured)	10/01/2026	5.625%	3.74%
Indianapolis, IN Airport Authority (FedEx Corp.)	01/15/2017	7.100%	3.33%
Illinois Health Facilities Authority (Series A) (Edgewater Hospital & Medical Center) (Pre-refunded)	07/01/2024	9.250%	2.98%
Springfield, TN Hospital Revenue Bonds (Northcrest Medical Center) (Pre-refunded)	04/01/2024	8.500%	2.50%
Pennsylvania EDFA Waste Water Treatment Revenue Bonds (Series A) (Sun Co., Inc.)	12/01/2024	7.600%	2.24%
TOTAL			14.79%

How are the fund's assets currently allocated in terms of credit quality?

The portfolio's average quality is BBB, with the allocation as follows:

Percentage of Net Assets
AAA	17.7%
AA	2.8%
A	4.5%
BBB	28.8%
BB	5.4%
B	0.4%
Non-Rated	38.8%

You have discussed the tax-efficiency of this fund in the past. How do you manage a fund for tax-efficiency?

We make every effort to avoid transactions in the fund that would result in a capital gain that is not offset by a capital loss. The fund accomplishes this by primarily carrying over losses from previous tax years or from tax-loss swaps in the current year. In fact, the fund has a long-standing record of never making a taxable distribution.

What role does credit analysis play in managing the fund?

The fund uses a very credit intensive approach to selecting securities. We have pulled together a team of experienced analysts who do extensive research on every issue. The analysts who work on this fund have an average of 10 years of analytical experience, and each analyst also has relevant work experience in some of the sectors that they follow.

Each issue is independently reviewed by our analysts regardless of whether or not it has received a rating from one of the rating agencies. This review involves discussions with the issuer, borrower, investment bankers and other involved parties. When appropriate, the analyst makes an on-site visit. After the research is complete, the analyst's recommendation is reviewed by our credit committee, which consists of senior department personnel including portfolio managers and other analysts. If the committee agrees that the security meets our standards, we buy it.

After we purchase an issue, we continue to follow it. In addition to following broad sector trends, the credit staff reviews all of our securities on at least an annual basis; many are reviewed more frequently--quarterly or even monthly. When we see signs of changing situations, we alter our holdings accordingly.

What is your outlook for the municipal bond market for the balance of 2001?

We continue to be very optimistic about the municipal bond market. First of all, we feel investors will continue to allocate more money to fixed-income securities. Compared to other fixed-income investments, municipal bonds have become very appealing. Long-term municipal bond yields started the reporting period at 91% of Treasury yields and ended at 98%. Long-term municipal bond yields could provide almost as much yield as Treasury securities--even before you account for exemption from federal tax.

Two Ways You May Seek to Invest for Success:

RESULTS OF A $14,000 INVESTMENT

If you made an initial investment of $14,000 in Class F Shares of Federated Municipal Opportunities Fund, Inc. on 4/10/87, reinvested your dividends and capital gains, and did not redeem any shares, your account would have been worth $31,930 on 2/28/01. You would have earned a 6.12% average annual total return for the investment life span.1

One key to investing wisely is to reinvest all tax-free distributions in fund shares. This increases the number of shares on which you can earn future tax-free dividends, and you gain the benefit of compounding tax-free.

[Graphic Representation Omitted - See Appendix]

As of 2/28/01, the Class A Shares' average annual 1-year and since inception (8/5/96) total returns were 2.68% and 2.93%, respectively. Class B Shares' average annual 1-year and since inception (8/5/96) total returns were 1.06% and 2.81%, respectively. Class C Shares' average annual 1-year and since inception (8/5/96) total returns were 5.55% and 3.17%, respectively. Class F Shares' average annual 1-year, 5-year, and 10-year total returns were 5.38%, 3.22%, and 5.30%, respectively.2

1 Total return represents the change in the value of an investment after reinvesting all income and capital gains, and takes into account the 1.00% sales charge for Class F Shares. A contingent deferred sales charge of 1.00% would be applied on any redemption of Class F Shares less than four years from the purchase date. Data quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

2 The total returns stated take into account the 4.50% sales charge for Class A Shares, the 5.50% contingent deferred sales charge for Class B Shares, the 1.00% contingent deferred sales charge for Class C Shares, and the 1.00% sales charge and 1.00% contingent deferred sales charge for Class F Shares.

ONE STEP AT A TIME

$1,000 initial investment and subsequent investments of $1,000 each year for 14 years (reinvesting all dividends and capital gains) grew to $20,774.

With this approach, the key is consistency.

If you had started investing $1,000 annually in the Class F Shares of Federated Municipal Opportunities Fund, Inc. on 4/10/87, reinvested your dividends and capital gains and did not redeem any shares, you would have invested only $14,000, but your account would have reached a total value of $20,7741 by 2/28/01. You would have earned an average annual total return of 5.22%.

A practical investment plan helps you pursue a high level of income through tax-free municipal bonds. Through systematic investing, you buy shares on a regular basis and reinvest all tax-free earnings. An investment plan works for you even if you invest only $1,000 annually. You can take it one step at a time. Put time, money and compounding to work.

[Graphic Representation Omitted - See Appendix]

1 This chart assumes that the subsequent annual investments are made on the last day of each anniversary month. No method of investing can guarantee a profit or protect against loss in down markets.

Hypothetical Profile: Investing Tax-Free Monthly Income

Fred and Margie Potter both work and have no children. At the peak of their careers, this tax-sensitive couple was seeking a way to keep more of what they earn. On April 10, 1987, they invested $5,000 in the Class F Shares of Federated Municipal Opportunities Fund, Inc. and continue to invest $500 in the fund on the last day of every month.

As this chart shows, since that time, their investment has grown--on a tax-free basis--to $130,363.1 For the Potters, the decision to invest tax-free has made the future worth waiting for.2

[Graphic Representation Omitted - See Appendix]

1 This chart assumes that the subsequent investments are made on the last day of each month. Income may be subject to the federal alternative minimum tax and state and local taxes.

2 This hypothetical scenario is provided for illustrative purposes only and does not represent the results obtained by any particular shareholder. Past performance does not guarantee future results.

Portfolio of Investments

February 28, 2001 (unaudited)

Principal Amount			Credit Rating	[1]	Value
		CORPORATE BONDS--1.0%
$1,500,000	[2]	Charter Mac Equity Issuer Trust, Pfd. (Series B), 7.60%, 11/30/2010	NR		$1,544,460
2,000,000	[2]	Muni Mae TE Bond Subsidiary, LLC, Pfd. (Series B), 7.75%, 11/1/2010	NR		2,079,660

		TOTAL CORPORATE BONDS (IDENTIFIED COST $3,500,000)			3,624,120

		LONG-TERM MUNICIPALS--96.3%
		Alabama--3.0%
8,750,000		Jefferson County, AL Sewer, Capital Improvement Warrants Revenue Bonds (Series A), 5.00% (Original Issue Yield: 5.23%), 2/1/2033	AAA		8,419,163
2,000,000		Mobile County, AL IDA, Industrial Development Revenue Bonds (Series 2000), 6.875% TOBs (Ipsco Inc.), Mandatory Tender 5/1/2010	NR		2,014,600
1,000,000		Selma, AL IDB, Revenue Bonds (Series A), 5.50% TOBs (International Paper Co.), Optional Tender 7/15/2001	BBB+		1,004,480
250,000		West Jefferson Amusement & Public Park Authority, AL, First Mortgage Revenue Bonds, 6.375% (Visionland, AL Project)/(Original Issue Yield: 6.528%), 2/1/2029	NR		125,150

		TOTAL			11,563,393

		Alaska--0.4%
1,440,000		Alaska Industrial Development and Export Authority, Power Revenue Bonds, 5.875% (Upper Lynn Canal Regional Power Supply System)/(Original Issue Yield: 6.00%), 1/1/2032	BB+		1,162,210
205,000		Alaska State Housing Finance Corp., COL Home Mortgage Revenue Bonds (Series B-1), 6.90% (GNMA LOC), 6/1/2032	AAA		211,015

		TOTAL			1,373,225

		Arizona--1.8%
4,985,000		Gilbert, AZ IDA, Revenue Bonds (Series 1999A), 5.85% (Southwest Student Services Corp.)/(Original Issue Yield: 5.90%), 2/1/2019	NR		4,687,246
2,400,000	[2]	Maricopa County, AZ, IDA, Solid Waste Disposal Revenue Bonds (Series 1999A), 7.50% (Rainbow Valley Landfill Project), 12/1/2020	NR		2,230,368

		TOTAL			6,917,614

		Arkansas--1.6%
2,000,000		Arkansas State Development Finance Authority, Hospital Revenue Bonds, 7.375% (Washington Regional Medical Center)/(Original Issue Yield: 7.50%), 2/1/2029	BBB-		2,011,500
2,920,000		Conway, AR Hospital Authority, Revenue Bonds, 7.125% (Conway Regional Hospital), 2/1/2013	BBB+		3,070,526
1,000,000		Little Rock, AR Health Facilities Board, Revenue Refunding Bonds, 7.00% (Baptist Medical Center, AR), 10/1/2017	A		1,049,350

		TOTAL			6,131,376

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		California--1.4%
$2,000,000	[2]	California Statewide Communities Development Authority, Multifamily Housing Revenue Bonds (Series 1999X), 6.65% (Magnolia City Lights Project), 7/1/2039	NR		$1,818,880
2,300,000		San Dimas, CA Housing Authority, Mobile Home Park Revenue Bonds (Series 1998A), 5.70% (Charter Oak Mobile Home Estates Acquisition Project)/(Original Issue Yield: 5.90%), 7/1/2028	NR		2,055,211
1,000,000		Vista, CA Mobile Home Park, Revenue Bonds (Series 1999A), 5.75% (Vista Manor Mobile Home)/(Original Issue Yield: 5.821%), 3/15/2029	NR		903,760
800,000		Vista, CA Mobile Home Park, Revenue Bonds, (Series A), 5.875% (Estrella De Oro Mobile Home)/(Original Issue Yield: 5.947%), 2/1/2028	NR		740,584

		TOTAL			5,518,435

		Colorado--2.2%
1,500,000		Aspen Grove, CO Business Improvement District, LT GO Bonds (Series 2001), 7.625%, 12/1/2025	NR		1,503,885
115,000		Colorado HFA, SFM Revenue Bonds (Series A-2), 7.70% (FHA INS), 2/1/2023	AAA		117,415
925,000		Colorado HFA, SFM Revenue Bonds (Series C-2), 7.375% (FHA INS), 8/1/2023	AAA		961,649
4,675,000		Colorado HFA, SFM Revenue Bonds (Series 1997C-2), 6.875%, 11/1/2028	Aa2		5,061,108
600,000		Deer Creek Metropolitan District, CO, UT GO Bonds, 7.625%, 12/1/2019	NR		613,584

		TOTAL			8,257,641

		Connecticut--0.8%
3,000,000		Connecticut Development Authority, PCR Refunding Revenue Bonds (Series A), 5.85% (Connecticut Light & Power Co.), 9/1/2028	BBB		2,981,700

		District of Columbia--3.7%
14,000,000		District of Columbia, Revenue Bonds, 5.625% (American University)/(AMBAC INS)/(Original Issue Yield: 5.90%), 10/1/2026	AAA		14,311,360

		Florida--2.9%
2,500,000	[2]	Florida Housing Finance Corp., Multifamily Housing Revenue Bonds (Series 1998 T-1), 6.50% (Whistler's Cove Apartments), 1/1/2039	NR		2,318,825
2,475,000		Lee County, FL HFA, SFM Step Coupon Revenue Bonds, 6.85% (GNMA COL), 3/1/2029	Aaa		2,710,620
15,925,000		Miami-Dade County, FL, Special Obligation Capital Appreciation Revenue Bonds (Series B) (MBIA INS)/(Original Issue Yield: 5.65%), 10/1/2031	AAA		2,829,076
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Florida--continued
$1,460,000	[2]	Orange County, FL HFA, Multifamily Housing Revenue Bonds (Series 1999B), 6.50% (Palm West Apartments Project), 3/1/2034	NR		$1,354,165
2,000,000		St. Johns County, FL IDA, Health Care Revenue Bonds (Series 1999), 8.00% (Glenmoor at St. Johns Project)/(Original Issue Yield: 8.10%), 1/1/2030	NR		1,968,700

		TOTAL			11,181,386

		Georgia--1.5%
4,200,000		Augusta, GA HFA, Multifamily Housing Refunding Revenue Bonds, 6.55% (Forest Brook Apartments), 12/1/2030	NR		4,150,650
1,640,000		Forsyth County, GA Hospital Authority, Revenue Anticipation Certificates (Series 1998), 6.375% (Georgia Baptist Health Care System)/(Original Issue Yield: 6.45%), 10/1/2028	NR		1,421,027

		TOTAL			5,571,677

		Hawaii--0.1%
500,000		Hawaii State Department of Transportation, Special Facility Refunding Revenue Bonds (Series 2000), 7.00% (Continental Airlines, Inc.)/(Original Issue Yield: 7.20%), 6/1/2020	BB		499,665

		Idaho--0.9%
2,000,000		Idaho Health Facilities Authority, Refunding Revenue Bonds (Series 1999A), 7.875% (Valley Vista Care Corp. Obligated Group)/(Original Issue Yield: 8.10%), 11/15/2029	NR		1,941,100
430,000		Idaho Housing Agency, SFM Revenue Bonds (Series A), 7.50% (FHA INS), 7/1/2024	AA		442,384
1,160,000		Idaho Housing Agency, SFM Revenue Bonds (Series F-2), 7.80% (FHA INS), 1/1/2023	AA		1,182,527

		TOTAL			3,566,011

		Illinois--4.0%
1,700,000		Chicago, IL SFM COL, SFM Revenue Bonds (Series A), 7.25% (GNMA COL), 9/1/2028	Aaa		1,896,979
9,715,000		Illinois Health Facilities Authority, Hospital Revenue Bonds (Series A), 9.25% (Edgewater Hospital & Medical Center, IL)/(State & Local Government Securities PRF), 7/1/2024	Aaa		11,406,382
2,000,000		Rolling Meadows, IL, Multifamily Mortgage Revenue Refunding Bonds, 7.75% (Woodfield Garden Apartments)/(Banque Paribas LOC), 2/1/2004	A+		2,100,120

		TOTAL			15,403,481

		Indiana--5.4%
540,000		Beech Grove, IN, Economic Development Revenue Bond, 8.75% (Westvaco Corp.), 7/1/2010	BBB+		548,154
1,000,000		Goshen, IN, Revenue Bonds (Series 1998), 5.75% (Greencroft Obligated Group)/(Original Issue Yield: 5.87%), 8/15/2028	NR		762,020
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Indiana--continued
$2,000,000		Indiana Health Facilities Finance Authority Rehabilitation Center, Revenue Refunding Bonds (Series 1998), 5.625% (Greenwood Village South Project)/(Original Issue Yield: 5.802%), 5/15/2028	BBB-		$1,576,740
3,000,000	[2]	Indiana Port Commission, Port Facility Revenue Refunding Bonds, 6.875% (Cargill, Inc.), 5/1/2012	A1		3,159,570
12,000,000		Indianapolis, IN Airport Authority, Special Facilities Revenue Bonds, 7.10% (FedEx Corp.)/(Original Issue Yield: 7.178%), 1/15/2017	BBB		12,751,200
2,000,000		South Bend, IN, Economic Development Revenue Bonds (Series 1999A), 6.25% (Southfield Village)/(Original Issue Yield: 6.375%), 11/15/2029	NR		1,692,260

		TOTAL			20,489,944

		Iowa--0.3%
1,000,000		Davenport, IA PCA, PCR Refunding Bonds, Nicols-Homeshield Project, 8.375% (Quanex Corp.), 12/1/2005	NR		1,007,720

		Kansas--2.3%
1,500,000	[2]	Kansas Development Finance Authority, Multifamily Housing Revenue Bonds (Series 1998K), 6.375% (Pioneer Olde Town Apartments), 10/1/2017	NR		1,415,730
50,000		Manhattan, KS, Industrial Revenue Bonds (Series 1999), 6.25% (Farrar Corporation Project), 8/1/2006	NR		50,696
1,625,000		Manhattan, KS, Industrial Revenue Bonds (Series 1999), 7.00% (Farrar Corporation Project), 8/1/2014	NR		1,665,853
1,000,000		Olathe, KS, Senior Living Facility Revenue Bonds (Series 2000A), 8.00% (Aberdeen Village, Inc.)/(Original Issue Yield: 8.25%), 5/15/2030	NR		1,010,490
2,000,000		Overland Park, KS Development Corp., First Tier Revenue Bonds (Series 2000A), 7.375% (Overland Park Convention Center Hotel Project)/(Original Issue Yield: 7.50%), 1/1/2032	BBB-		2,009,780
2,260,000		Sedgwick & Shawnee Counties, KS, SFM Revenue Bonds (Series 1997A-1), 6.95% (GNMA COL), 6/1/2029	Aaa		2,627,521

		TOTAL			8,780,070

		Kentucky--1.7%
3,500,000		Kenton County, KY Airport Board, Special Facilities Revenue Bonds (Series A), 7.50% (Delta Air Lines, Inc.)/(Original Issue Yield: 7.60%), 2/1/2020	BBB-		3,615,955
4,000,000		Kentucky EDFA, Hospital System Refunding Revenue Bonds, 5.875% (Appalachian Regional Health Center)/(Original Issue Yield: 5.92%), 10/1/2022	BB-		2,707,360

		TOTAL			6,323,315

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Louisiana--6.0%
$3,000,000		De Soto Parish, LA Environmental Improvement Authority, Revenue Bonds, 7.70% (International Paper Co.), 11/1/2018	BBB+		$3,257,880
2,800,000		Lake Charles, LA Harbor & Terminal District, Port Facilities Revenue Refunding Bond, Trunkline Lining Co Project, 7.75% (Panhandle Eastern Corp.), 8/15/2022	A3		2,988,972
2,000,000		Louisiana Public Facilities Authority Hospital Revenue, Revenue Bonds, 8.625% (Lake Charles Memorial Hospital)/(Original Issue Yield: 8.75%), 12/1/2030	NR		1,981,560
5,645,000		St. Charles Parish, LA, PCR Bonds, 7.50% (Louisiana Power & Light Co.)/(Original Issue Yield: 7.542%), 6/1/2021	BBB		5,775,682
3,650,000		St. Charles Parish, LA, Solid Waste Disposal Revenue Bonds (Series A), 7.00% (Louisiana Power & Light Co.)/(Original Issue Yield: 7.04%), 12/1/2022	BBB		3,766,289
3,000,000		St. James Parish, LA, Solid Waste Disposal Revenue Bonds, 7.70% (IMC Agrico)/(Original Issue Yield: 7.75%), 10/1/2022	NR		3,091,590
2,000,000		West Feliciana Parish, LA, PCR Refunding Bonds (Series 1999B), 6.60% (Entergy Gulf States, Inc.), 9/1/2028	BB+		2,023,380

		TOTAL			22,885,353

		Maine--0.5%
1,000,000		Maine Health & Higher Educational Facilities Authority, Health Facilities Revenue Bonds (Series A), 7.50% (Piper Shores), 1/1/2019	NR		982,520
1,000,000		Maine Health & Higher Educational Facilities Authority, Health Facilities Revenue Bonds (Series A), 7.55% (Piper Shores), 1/1/2029	NR		979,040

		TOTAL			1,961,560

		Maryland--0.8%
1,000,000		Maryland Economic Development Corp., Health and Mental Hygiene Providers Facilities Acquisition Program Revenue Bonds (Series 2000A), 7.75% (Baltimore Association for Retarded Citizens, Inc. Project)/(Original Issue Yield: 7.85%), 3/1/2025	NR		1,004,390
2,000,000		Maryland Economic Development Corp., Senior Lien Revenue Bonds (Series 1999B), 7.75% (Chesapeake Bay Conference Center Project), 12/1/2031	NR		2,009,320

		TOTAL			3,013,710

		Massachusetts--0.9%
4,000,000		Massachusetts HEFA, Revenue Bonds (Series 1999A), 5.75% (Caritas Christi Obligated Group)/(Original Issue Yield: 5.80%), 7/1/2028	BBB		3,294,120

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Michigan--2.1%
$1,000,000		Chelsea, MI Economic Development Corp., Revenue Refunding Bonds (Series 1998), 5.40% (United Methodist Retirement Communities, Inc.)/(Original Issue Yield: 5.52%), 11/15/2018	BBB		$830,020
2,250,000		Chelsea, MI Economic Development Corp., Revenue Refunding Bonds (Series 1998), 5.40% (United Methodist Retirement Communities, Inc.)/(Original Issue Yield: 5.58%), 11/15/2027	BBB		1,743,885
1,755,000		Island City Academy, MI, COP, 7.25%, 8/1/2029	NR		1,757,597
290,000		Michigan State Housing Development Authority, SFM Revenue Bonds (Series B), 6.95%, 12/1/2020	AA+		299,805
1,000,000		Michigan Strategic Fund, Resource Recovery Limited Obligation Revenue Bonds, 6.90% (Central Wayne Energy Recovery Limited Partnership), 7/1/2019	NR		767,260
1,000,000		Michigan Strategic Fund, Resource Recovery Limited Obligation Revenue Bonds, 7.00% (Central Wayne Energy Recovery Limited Partnership), 7/1/2027	NR		750,770
2,100,000		Mosaica Academy of Saginaw, MI, COP, 7.00%, 6/1/2029	NR		2,048,004

		TOTAL			8,197,341

		Minnesota--3.2%
75,000		Dakota County, MN Housing & Redevelopment Authority, SFM Revenue Bonds, 7.20% (GNMA COL), 12/1/2009	AAA		75,212
165,000		Hennepin Co. MN, Lease Revenue COP (Series A), 6.80%, 5/15/2017	AA		168,945
200,000		Minneapolis, MN Multifamily Housing Authority, Multifamily Housing Revenue Bonds, 7.125% (Seward Towers)/(GNMA COL), 12/20/2010	AAA		204,932
300,000		Minneapolis, MN Multifamily Housing Authority, Multifamily Housing Revenue Bonds, Churchill Project, 7.05% (FHA INS), 10/1/2022	AAA		309,222
2,795,000		Minnesota State HFA, SFM Revenue Bonds (Series E), 6.85%, 1/1/2024	AA+		2,886,033
15,000		Minnesota State HFA, SFM Revenue Bonds (Series C), 7.10% (FHA/VA COL), 7/1/2011	AA+		15,315
8,265,000		St. Paul, MN Housing & Redevelopment Authority, Hospital Revenue Refunding Bonds (Series A), 6.625% (Healtheast, MN)/(Original Issue Yield: 6.687%), 11/1/2017	BB+		7,196,501
1,500,000		Winona, MN Port Authority, Lease Revenue Bonds (Series 1999A), 8.00% (Bluffview Montessori School Project), 12/1/2024	NR		1,579,185

		TOTAL			12,435,345

		Mississippi--0.6%
2,500,000		Mississippi Business Finance Corp., PCR Bonds, 5.875% (System Energy Resources, Inc.)/(Original Issue Yield: 5.934%), 4/1/2022	BBB-		2,400,675

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Missouri--0.7%
$2,445,000	[2]	Kansas City, MO IDA, Multifamily Housing Revenue Bonds, 6.90% (Woodbridge Apartments Project), 8/1/2030	NR		$2,366,369
500,000		West Plains, MO IDA, Hospital Revenue Bonds, 6.75% (Ozarks Medical Center)/(Original Issue Yield: 6.78%), 11/15/2024	BB+		458,645

		TOTAL			2,825,014

		Montana--0.2%
710,000		Montana State Board of Housing, SFM Revenue Bonds (Series B-2), 7.50% (FHA INS), 4/1/2023	Aa2		724,875

		Nevada--2.1%
2,000,000		Clark County, NV Improvement District, Revenue Bonds, 7.50% (Southern Highlands Area #121), 12/1/2019	NR		2,073,620
5,110,000		Clark County, NV, Industrial Development Revenue Bonds (Series 1997A), 5.90% (Nevada Power Co.), 11/1/2032	BBB		4,599,511
1,300,000		Director of the State of Nevada Department of Business and Industry, 2nd Tier Revenue Bonds (Series 2000), 7.375% (Las Vegas Monorail Project)/(Original Issue Yield: 7.75%), 1/1/2040	NR		1,274,559

		TOTAL			7,947,690

		New Hampshire--0.1%
600,000		New Hampshire Higher Educational & Health Facilities Authority, Revenue Bonds (Series 1998), 5.75% (RiverMead at Peterborough), 7/1/2028	NR		471,744

		New Jersey--1.7%
2,100,000		New Jersey EDA, Kapkowski Road Landfill Revenue Bonds, 6.50% (New Jersey Metromall Urban Renewal, Inc.)/(Original Issue Yield: 6.55%), 4/1/2018	NR		2,114,154
1,250,000		New Jersey EDA, Retirement Community Revenue Bonds (Series A), 8.25% (Seabrook Village)/(Original Issue Yield: 8.50%), 11/15/2030	NR		1,237,038
2,550,000		New Jersey EDA, Revenue Bonds (Series 1997A), 5.875% (Host Marriott Corp.), 12/1/2027	NR		2,094,264
1,000,000		New Jersey EDA, Special Facilities Revenue Bonds (Series 2000), 7.20% (Continental Airlines, Inc.)/(Original Issue Yield: 7.25%), 11/15/2030	BB		1,031,090

		TOTAL			6,476,546

		New Mexico--1.4%
2,490,000		Dona Ana County, NM, Multifamily Housing Revenue Bonds (Series 1999A), 6.75% (Montana Meadows Apartments), 8/1/2029	NR		2,398,642
2,000,000		Farmington, NM, PCR Refunding Bonds (Series 1997), 6.375% (Public Service Co. New Mexico), 4/1/2022	BBB-		1,995,020
1,250,000		Santa Fe County, NM, Project Revenue Bonds (Series 1998A), 5.625% (El Castillo Retirement Residences)/(Original Issue Yield: 5.828%), 5/15/2025	NR		972,688

		TOTAL			5,366,350

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		New York--2.4%
$2,500,000		Brookhaven, NY IDA, Senior Residential Housing Revenue Bonds, 6.25% (Woodcrest Estates), 12/1/2023	NR		$2,320,125
1,500,000		New York City, NY IDA, Industrial Development Revenue Refunding Bonds (Series 1998), 6.00% (Field Hotel Associates LP- JFK Project), 11/1/2028	NR		1,299,510
2,500,000		New York City, NY, UT GO Bonds (Series D), 5.125% (Original Issue Yield: 5.21%), 8/1/2019	A		2,475,500
280,000		New York State Environmental Facilities Corp., PCR State Water Revolving Fund, 7.25% (Original Issue Yield: 7.334%), 6/15/2010	AAA		288,596
2,620,000		New York State Environmental Facilities Corp., PCR State Water Revolving Fund, 7.25% (United States Treasury PRF), 6/15/2001 (@102)	AAA		2,702,425

		TOTAL			9,086,156

		North Carolina--0.5%
2,000,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds, 7.625% (Depaul Community Facilities)/(Original Issue Yield: 7.625%), 11/1/2029	NR		1,936,280

		North Dakota--0.2%
910,000		North Dakota State HFA, SFM Revenue Bonds, Series A, 6.75% (FHA/VA COL), 7/1/2012	A+		934,170

		Ohio--0.8%
1,680,000	[2]	Franklin County, OH, Multifamily Housing Revenue Refunding Bonds (Series 1998B), 6.25% (Jefferson Chase Apartments Project), 11/1/2015	NR		1,588,894
1,500,000		Ohio State Air Quality Development Authority, PCR Refunding Revenue Bonds (Series 1997A), 6.10% (Cleveland Electric Illuminating Co.), 8/1/2020	BB+		1,500,795

		TOTAL			3,089,689

		Oklahoma--3.3%
4,585,000		Jackson County, OK Hospital Authority, Hospital Revenue Refunding Bonds, 7.30% (Jackson County Memorial Hospital, OK)/(Original Issue Yield: 7.40%), 8/1/2015	BB		4,285,003
2,000,000		Langston, OK EDA, Student Housing Revenue Bonds (Series 2000A), 7.75% (Langston Community Development Corp.)/(Original Issue Yield: 7.90%), 8/1/2030	NR		1,935,860
6,200,000		Tulsa, OK Municipal Airport, Revenue Bonds, 7.60% (American Airlines, Inc.)/(Original Issue Yield: 7.931%), 12/1/2030	BBB-		6,343,530

		TOTAL			12,564,393

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Pennsylvania--14.3%
$2,330,000		Allegheny County, PA HDA, Health Care Facilities Revenue Bonds (Series 1998), 5.875% (Villa St. Joseph of Baden, Inc.)/(Original Issue Yield: 6.02%), 8/15/2018	NR		$1,963,631
3,000,000		Allegheny County, PA HDA, Health & Education Revenue Bonds, 7.00% (Rehabilitation Institute of Pittsburgh)/(United States Treasury PRF)/(Original Issue Yield: 7.049%), 6/1/2010	NR		3,182,610
2,500,000		Allegheny County, PA HDA, Health & Education Revenue Bonds, 7.00% (Rehabilitation Institute of Pittsburgh)/(United States Treasury PRF)/(Original Issue Yield: 7.132%), 6/1/2002 (@102)	NR		2,652,175
1,500,000		Allegheny County, PA HDA, Health System Revenue Bonds (Series 2000), 9.25% (West Penn Allegheny Health System)/(Original Issue Yield: 9.70%), 11/15/2030	B+		1,423,065
1,000,000		Allegheny County, PA HDA, Revenue Bonds,(Series A), 8.75% (Covenant at South Hills)/(Original Issue Yield: 8.80%), 2/1/2031	NR		998,830
4,540,000		Allegheny County, PA Higher Education, Building Authority Revenue Bonds, 7.375% (La Roche College), 7/15/2012	NR		4,766,228
2,000,000		Allegheny County, PA IDA, Cargo Facilities Lease Revenue Bonds (Series 1999), 6.625% (AFCO Cargo PIT LLC Project)/(Original Issue Yield: 6.75%), 9/1/2024	NR		1,813,060
1,000,000		Bucks County, PA IDA, First Mortgage Health Care Facilities Revenue Bonds (Series 1999), 6.30% (Chandler Hall Health Services Obligated Group)/(Original Issue Yield: 6.40%), 5/1/2029	NR		848,710
2,000,000		Carbon County, PA IDA, Refunding Revenue Bonds, 6.70% (Panther Creek Partners Project)/(Union Bank of California LOC), 5/1/2012	BBB-		2,061,640
1,500,000		Chartiers Valley, PA Industrial & Commercial Development Authority, First Mortgage Revenue Refunding Bonds (Series 1999), 6.375% (Asbury Health Center)/(Original Issue Yield: 6.52%), 12/1/2024	NR		1,290,330
3,000,000		Delaware County, PA Authority, College Revenue Bonds, 7.25% (Eastern College)/(United States Treasury PRF)/(Original Issue Yield: 7.875%), 3/1/2012	NR		3,294,720
2,055,000		Erie County, PA Hospital Authority, Revenue Bonds, 7.50% (Erie Infants & Youth Home, Inc.)/(Marine Midland, NY LOC), 10/1/2011	NR		2,082,558
1,000,000		Lancaster, PA IDA, Revenue Bonds (Series 2000A), 7.625% (Garden Spot Villiage Project)/(Original Issue Yield: 7.84%), 5/1/2031	NR		1,010,540
2,000,000		Montgomery County, PA Higher Education and Health Authority, Revenue Bonds, 7.375% (Philadelphia Geriatric Center)/(Original Issue Yield: 7.50%), 12/1/2030	NR		1,900,080
6,000,000	[2]	Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series 1997B), 6.125% (National Gypsum Co.), 11/1/2027	NR		4,281,540
4,000,000	[2]	Pennsylvania EDFA, Exempt Facilities Revenue Bonds, 6.25% (National Gypsum Co.), 11/1/2027	NR		2,904,760
3,500,000		Pennsylvania EDFA, Resource Recovery Revenue Bonds (Series A), 6.40% (Northampton Generating), 1/1/2009	BBB-		3,480,505
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Pennsylvania--continued
$8,000,000		Pennsylvania EDFA, Wastewater Treatment Revenue Bonds (Series A), 7.60% (Sun Co., Inc.)/(Original Issue Yield: 7.653%), 12/1/2024	BBB		$8,572,960
1,160,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 1996), 7.15% (Thiel College), 5/15/2015	NR		1,343,540
1,000,000		Philadelphia, PA Authority for Industrial Development, Special Facilities Revenue Bonds (Series 2000), 8.125% (US Airways, Inc.)/(Original Issue Yield: 8.50%), 5/1/2030	NR		1,018,710
550,000		Philadelphia Authority for Industrial Development, Special Facilities Revenue Bonds, 7.50% (US Airways, Inc.)/(Original Issue Yield: 8.20%), 5/1/2010	NR		553,570
1,500,000		Scranton, PA, UT GO Bonds (Series 2001C), 7.10% (Original Issue Yield: 7.35%), 9/1/2031	NR		1,454,520
2,000,000		Westmoreland County, PA IDA, Health Care Facility Revenue Bonds (Series 2000B), 8.00% (Redstone Presbyterian Seniorcare Obligated Group)/(Original Issue Yield: 8.25%), 11/15/2023	NR		1,968,800

		TOTAL			54,867,082

		Puerto Rico--0.6%
1,000,000	[2]	Puerto Rico Highway and Transportation Authority, Residual Interest Tax-Exempt Securities (Series PA 331A), 8.568% (AMBAC INS), 7/1/2013	NR		1,218,750
1,000,000	[2]	Puerto Rico Highway and Transportation Authority, Residual Interest Tax-Exempt Securities (Series PA 331B), 8.568% (AMBAC INS), 7/1/2014	NR		1,212,650

		TOTAL			2,431,400

		South Carolina--1.5%
2,000,000		Charleston, SC, Industrial Refunding Revenue Bonds, 6.95% (AEI Resources, Inc.), 8/10/2028	NR		690,000
6,000,000		Connector 2000 Association, Inc., SC, Capital Appreciation Senior Revenue Bonds (Series 1998B) (Original Issue Yield: 5.80%), 1/1/2025	BBB-		996,180
15,550,000		Connector 2000 Association, Inc., SC, Toll Road Capital Appreciation Revenue Bonds (Series 1998A) (Original Issue Yield: 5.85%), 1/1/2034	BBB-		1,310,710
1,500,000		South Carolina Jobs EDA, Hospital Facilities Improvement Revenue Bonds (Series 2000A), 7.375% (Palmetto Health Alliance)/(Original Issue Yield: 7.55%), 12/15/2021	BBB		1,533,555
1,500,000		South Carolina Jobs-EDA, First Mortgage Health Facilities Revenue Refunding Bonds (Series 1998), 5.70% (The Lutheran Homes of South Carolina, Inc.)/(Original Issue Yield: 5.80%), 5/1/2026	NR		1,220,730

		TOTAL			5,751,175

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Tennessee--5.0%
$1,280,000		Chattanooga, TN IDB, Industrial Development Refunding Revenue Bonds (Series 1999), 7.00% (Market Street, Ltd. Project), 12/15/2012	NR		$1,239,386
1,185,000		Chattanooga, TN IDB, Industrial Development Refunding Revenue Bonds (Series 1999), 7.00% (Warehouse Row, Ltd. Project), 12/15/2012	NR		1,147,400
3,000,000		Elizabethton, TN Health & Educational Facilities Board, First Mortgage Hospital Revenue Refunding & Improvement Bonds (Series 2000B), 8.00% (Mountain States Health Alliance), 7/1/2033	Baa2		3,070,560
1,000,000		Shelby County, TN Health Education & Housing Facilities Board, Health Care Facilities Revenue Bonds (Series 1997A), 6.375% (Kirby Pines Retirement Community)/(Original Issue Yield: 6.50%), 11/15/2025	NR		798,990
2,900,000		Springfield, TN Health & Educational Facilities Board, Hospital Revenue Bonds, 8.25% (NorthCrest Medical Center)/(Original Issue Yield: 8.50%), 4/1/2012	Aaa		3,428,612
7,800,000		Springfield, TN Health & Educational Facilities Board, Hospital Revenue Bonds, 8.50% (NorthCrest Medical Center)/(Original Issue Yield: 8.875%), 4/1/2024	Aaa		9,559,992
5,000		Tennessee Housing Development Agency, Homeownership Program, Issue V Revenue Bonds, 7.65%, 7/1/2022	AA		5,083

		TOTAL			19,250,023

		Texas--7.9%
2,000,000		ABIA Development Corp., TX, Airport Facilities Revenue Bonds (Series 1999), 7.25% (Aero Austin LP)/(Original Issue Yield: 7.50%), 1/1/2025	NR		1,903,160
2,500,000		Brazos River Authority, TX, PCR Revenue Bonds (Series A), 7.875% (Texas Utilities Electric Co.), 3/1/2021	BBB+		2,554,600
2,320,000		Dallas-Fort Worth, TX International Airport Facility Improvement Corporation, Revenue Bonds, 7.125% (Delta Air Lines, Inc.)/(Original Issue Yield: 7.55%), 11/1/2026	BBB-		2,355,264
3,000,000		Dallas-Fort Worth, TX International Airport Facility Improvement Corporation, Revenue Bonds, 7.25% (American Airlines, Inc.)/(Original Issue Yield: 7.428%), 11/1/2030	BBB-		3,114,120
2,500,000		Dallas-Fort Worth, TX International Airport Facility Improvement Corporation, Revenue Bonds, 7.625% (Delta Air Lines, Inc.)/(Original Issue Yield: 7.65%), 11/1/2021	BBB-		2,573,950
1,000,000		Guadalupe-Blanco River Authority TX, Industrial Development Corp., PCR Bonds, 8.60% (A.P. Green Industries), 4/1/2009	NR		1,025,990
2,500,000		Guadalupe-Blanco River Authority TX, Industrial Development Corp., PCR Bonds, 8.60% (A.P. Green Industries), 4/1/2009	NR		2,562,850
5,000,000		Gulf Coast, TX Waste Disposal Authority, Revenue Bonds (Series A), 6.875% (Champion International Corp.)/(Original Issue Yield: 7.15%), 12/1/2028	BBB+		5,172,950
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Texas--continued
$1,000,000		Mesquite, TX HFDC, Retirement Facility Revenue Bonds, 7.625% (Christian Care Centers, Inc.- Greenway Village)/(Original Issue Yield: 7.75%), 2/15/2028	BBB-		$1,003,410
2,000,000		North Central Texas HFDC, Retirement Facility Revenue Bonds (Series 1999), 7.50% (Northwest Senior Housing Corp. Edgemere Project)/(Original Issue Yield: 7.75%), 11/15/2029	NR		1,974,140
4,200,000		North Central, TX Housing Finance Corp., Housing Revenue Bonds (Series 1999A), 7.00% (Tiffany Square Apartments), 12/1/2031	NR		4,218,270
1,000,000		Tarrant County, TX HFDC, Revenue Bonds (Series 1998C), 5.75% (Bethesda Living Center)/(Original Issue Yield: 5.89%), 8/15/2018	NR		831,980
1,000,000		Tarrant County, TX HFDC, Revenue Bonds (Series 1998C), 5.75% (Bethesda Living Center)/(Original Issue Yield: 5.97%), 8/15/2028	NR		786,030

		TOTAL			30,076,714

		Utah--0.2%
390,000		Hildale, UT, Electric Revenue Bonds (Series 1995), 7.00%, 9/1/2002	NR		379,431
380,000		Utah State HFA, SFM Revenue Bonds (Series E-2), 7.15% (FHA INS)/(Original Issue Yield: 7.169%), 7/1/2024	AAA		389,527

		TOTAL			768,958

		Virginia--1.2%
7,500,000		Pocahontas Parkway Association, VA, Toll Road Capital Appreciation Revenue Bonds (Series B) (Original Issue Yield: 5.75%), 8/15/2017	BBB-		2,368,500
16,000,000		Pocahontas Parkway Association, VA, Toll Road Revenue Bonds (Series 1998B) (Original Issue Yield: 5.90%), 8/15/2029	BBB-		2,151,360

		TOTAL			4,519,860

		Washington--2.6%
11,000,000		Chelan County, WA Public Utility District No. 1, Refunding Capital Appreciation Revenue Bonds (Series A) (Original Issue Yield: 6.05%), 6/1/2025	AAA		2,949,650
10,000,000		Chelan County, WA Public Utility District No. 1, Refunding Capital Appreciation Revenue Bonds (Series A) (Original Issue Yield: 6.05%), 6/1/2026	AAA		2,533,700
4,300,000		Port of Camas-Washougal, WA, PCR Refunding Bonds (Series 1993), 6.70% (James River Project, WA)/(Original Issue Yield: 6.75%), 4/1/2023	BBB-		4,331,820

		TOTAL			9,815,170

		Wisconsin--1.5%
1,250,000		Wisconsin HEFA, Revenue Bonds (Series 1998), 5.70% (United Lutheran Program For The Aging, Inc.)/(Original Issue Yield: 5.778%), 3/1/2028	NR		974,475
2,000,000		Wisconsin HEFA, Revenue Bonds (Series B), 6.75% (Grant Regional Health Center, Inc.)/(Original Issue Yield: 6.90%), 10/1/2022	NR		1,813,760
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Wisconsin--continued
$1,750,000		Wisconsin HEFA, Revenue Bonds, 5.80% (Beaver Dam Community Hospitals, Inc.), 8/15/2028	NR		$1,387,225
2,000,000		Wisconsin HEFA, Revenue Bonds (Series 1998), 5.75% (Attic Angel Obligated Group)/(Original Issue Yield: 6.00%), 11/15/2027	NR		1,586,860

		TOTAL			5,762,320

		TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST $375,863,731)			368,731,726

		SHORT-TERM MUNICIPALS--1.2%
		Indiana--0.2%
700,000		Spencer County, IN, PCR Revenue Bonds Weekly VRDNs (American Iron Oxide Co. Project)/(Bank of Tokyo-Mitsubishi Ltd. LOC)	A1		700,000

		Montana--1.0%
3,900,000		Forsyth, Rosebud County MT, PCR Daily VRDNs (Pacificorp)	A-		3,900,000

		Texas--0.0%
100,000		Harris County, TX HFDC, (Series 1997A) Daily VRDNs (St. Luke's Episcopal Hospital)/(Bank of America, N.A., Morgan Guaranty Trust Co., New York and Toronto Dominion Bank LIQs)	AA		100,000

		TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)			4,700,000

		TOTAL INVESTMENTS (IDENTIFIED COST $384,063,731)[3]			$377,055,846

Securities that are subject to the alternative minimum tax represent 37.7% of the portfolio as calculated upon total portfolio market value.

1 Please refer to the "Investment Ratings" in the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Directors. At February 28, 2001, these securities amounted to $29,494,621 which represents 7.7% of net assets.

3 The cost of investments for federal tax purposes amounts to $384,063,731. The net unrealized depreciation of investments on a federal tax basis amounts to $7,007,885 which is comprised of $12,056,073 appreciation and $19,063,958 depreciation at February 28, 2001.

Note: The categories of investments are shown as a percentage of net assets ($382,868,728) at February 28, 2001.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
COP	--Certificates of Participation
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
FHA	--Federal Housing Administration
FHA/VA	--Federal Housing Administration/Veterans Administration
GNMA	--Government National Mortgage Association
GO	--General Obligation
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
INS	--Insured
LOC	--Letter of Credit
LT	--Limited Tax
MBIA	--Municipal Bond Investors Assurance
PCA	--Pollution Control Authority
PCR	--Pollution Control Revenue
PRF	--Prerefunded
SFM	--Single Family Mortgage
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

February 28, 2001 (unaudited)

Assets:
Total investments in securities, at value (identified cost $384,063,731)		$377,055,846
Income receivable		6,602,329
Receivable for investments sold		235,000
Receivable for shares sold		627,848

TOTAL ASSETS		384,521,023

Liabilities:
Payable for investments purchased	$1,462,508
Payable for shares redeemed	59,361
Accrued expenses	130,426

TOTAL LIABILITIES		1,652,295

Net assets for 39,246,552 shares outstanding		$382,868,728

Net Assets Consist of:
Paid in capital		$422,103,367
Net unrealized depreciation of investments		(7,007,885)
Accumulated net realized loss on investments		(33,785,581)
Undistributed net investment income		1,558,827

TOTAL NET ASSETS		$382,868,728

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($95,048,971 ÷ 9,742,079 shares outstanding)		$9.76

Offering price per share (100/95.50 of $9.76)[1]		$10.22

Redemption proceeds per share		$9.76

Class B Shares:
Net asset value per share ($78,682,253 ÷ 8,068,551 shares outstanding)		$9.75

Offering price per share		$9.75

Redemption proceeds per share (94.50/100 of $9.75)[1]		$9.21

Class C Shares:
Net asset value per share ($9,542,855 ÷ 978,641 shares outstanding)		$9.75

Offering price per share		$9.75

Redemption proceeds per share (99.00/100 of $9.75)[1]		$9.65

Class F Shares:
Net asset value per share ($199,594,649 ÷ 20,457,281 shares outstanding)		$9.76

Offering price per share (100/99.00 of $9.76)[1]		$9.86

Redemption proceeds per share (99.00/100 of $9.76)[1]		$9.66

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended February 28, 2001 (unaudited)

Investment Income:
Interest		$13,208,164

Expenses:
Investment adviser fee	$1,134,337
Administrative personnel and services fee	142,359
Custodian fees	18,737
Transfer and dividend disbursing agent fees and expenses	154,551
Directors'/Trustees' fees	6,244
Auditing fees	6,145
Legal fees	8,696
Portfolio accounting fees	68,258
Distribution services fee--Class B Shares	273,776
Distribution services fee--Class C Shares	35,317
Shareholder services fee--Class A Shares	114,771
Shareholder services fee--Class B Shares	91,259
Shareholder services fee--Class C Shares	11,772
Shareholder services fee--Class F Shares	254,839
Share registration costs	35,546
Printing and postage	24,576
Insurance premiums	763
Taxes	14,179
Miscellaneous	6,133

TOTAL EXPENSES	2,402,258

Waiver:
Waiver of investment adviser fee	(38,504)

Net expenses		2,363,754

Net investment income		10,844,410

Realized and Unrealized Loss on Investments:
Net realized loss on investments		(707,114)
Net change in unrealized depreciation of investments		(46,290)

Net realized and unrealized loss on investments		(753,404)

Change in net assets resulting from operations		$10,091,006

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 2/28/2001	Year Ended 8/31/2000
Increase (Decrease) in Net Assets
Operations:
Net investment income	$10,844,410	$22,744,312
Net realized loss on investments and futures contracts	(707,114)	(9,212,625)
Net change in unrealized depreciation of investments and futures contracts	(46,290)	(10,822,213)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	10,091,006	2,709,474

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(2,722,103)	(5,545,498)
Class B Shares	(1,882,043)	(3,600,698)
Class C Shares	(244,247)	(419,960)
Class F Shares	(6,074,150)	(13,346,234)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(10,922,543)	(22,912,390)

Share Transactions:
Proceeds from sale of shares	38,615,994	95,743,962
Net asset value of shares issued to shareholders in payment of distributions declared	6,600,823	13,836,526
Cost of shares redeemed	(49,681,687)	(165,219,045)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(4,464,870)	(55,638,557)

Change in net assets	(5,296,407)	(75,841,473)

Net Assets:
Beginning of period	388,165,135	464,006,608

End of period (including undistributed net investment income of $1,558,827 and $1,636,960, respectively)	$382,868,728	$388,165,135

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended August 31,
	2/28/2001	2000 [1]	1999	1998	1997	1996 [2]
Net Asset Value, Beginning of Period	$9.78	$10.22	$11.04	$10.67	$10.33	$10.42
Income From Investment Operations:
Net investment income	0.28	0.56	0.55	0.54	0.58	0.08
Net realized and unrealized gain (loss) on investments and futures contracts	(0.01)	(0.44)	(0.82)	0.39	0.33	(0.12)

TOTAL FROM INVESTMENT OPERATIONS	0.27	0.12	(0.27)	0.93	0.91	(0.04)

Less Distributions:
Distributions from net investment income	(0.29)	(0.56)	(0.55)	(0.56)	(0.57)	(0.05)

Net Asset Value, End of Period	$9.76	$ 9.78	$10.22	$11.04	$10.67	$10.33

Total Return[3]	2.78%	1.37%	(2.58%)	8.91%	9.07%	(0.36%)

Ratios to Average Net Assets:
Expenses	1.09%[4]	1.09%	1.07%	1.08%	1.09%	0.84%[4]

Net investment income	5.90%[4]	5.74%	5.14%	4.98%	5.29%	6.15%[4]

Expense waiver/reimbursement[5]	0.02%[4]	--	--	--	--	--

Supplemental Data:

Net assets, end of period (000 omitted)	$95,049	$92,883	$109,297	$112,179	$94,941	$296

Portfolio turnover	9%	18%	25%	41%	20%	22%

1 For the year ended August 31, 2000, the fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Reflects operations for the period from August 5, 1996 (date of initial public investment) to August 31, 1996.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended August 31,
	2/28/2001	2000 [1]	1999	1998	1997	1996 [2]
Net Asset Value, Beginning of Period	$9.77	$10.22	$11.03	$10.66	$10.33	$10.42
Income From Investment Operations:
Net investment income	0.24	0.49	0.47	0.44	0.51	0.08
Net realized and unrealized gain (loss) on investments and futures contracts	(0.01)	(0.45)	(0.81)	0.40	0.31	(0.12)

TOTAL FROM INVESTMENT OPERATIONS	0.23	0.04	(0.34)	0.84	0.82	(0.04)

Less Distributions:
Distributions from net investment income	(0.25)	(0.49)	(0.47)	(0.47)	(0.49)	(0.05)

Net Asset Value, End of Period	$9.75	$ 9.77	$10.22	$11.03	$10.66	$10.33

Total Return[3]	2.39%	0.51%	(3.23%)	8.08%	8.17%	(0.36%)

Ratios to Average Net Assets:
Expenses	1.84%[4]	1.84%	1.82%	1.83%	1.84%	0.84%[4]

Net investment income	5.16%[4]	4.99%	4.39%	4.25%	4.55%	6.15%[4]

Expense waiver/reimbursement[5]	0.02%[4]	--	--	--	--	--

Supplemental Data:

Net assets, end of period (000 omitted)	$78,682	$71,512	$77,440	$47,028	$14,997	$296

Portfolio turnover	9%	18%	25%	41%	20%	22%

1 For the year ended August 31, 2000, the fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Reflects operations for the period from August 5, 1996 (date of initial public investment) to August 31, 1996.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended August 31,
	2/28/2001	2000 [1]	1999	1998	1997	1996 [2]
Net Asset Value, Beginning of Period	$9.77	$10.22	$11.03	$10.66	$10.33	$10.42
Income From Investment Operations:
Net investment income	0.24	0.48	0.47	0.45	0.50	0.08
Net realized and unrealized gain (loss) on investments and futures contracts	(0.01)	(0.44)	(0.81)	0.40	0.32	(0.12)

TOTAL FROM INVESTMENT OPERATIONS	0.23	0.04	(0.34)	0.85	0.82	(0.04)

Less Distributions:
Distributions from net investment income	(0.25)	(0.49)	(0.47)	(0.48)	(0.49)	(0.05)

Net Asset Value, End of Period	$9.75	$ 9.77	$10.22	$11.03	$10.66	$10.33

Total Return[3]	2.38%	0.51%	(3.24%)	8.11%	8.17%	(0.36%)

Ratios to Average Net Assets:
Expenses	1.84%[4]	1.84%	1.82%	1.83%	1.86%	0.84%[4]

Net investment income	5.15%[4]	4.99%	4.39%	4.24%	4.51%	6.15%[4]

Expense waiver/reimbursement[5]	0.02%[4]	--	--	--	--	--

Supplemental Data:

Net assets, end of period (000 omitted)	$9,543	$8,858	$7,603	$6,269	$1,950	$296

Portfolio turnover	9%	18%	25%	41%	20%	22%

1 For the year ended August 31, 2000, the fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Reflects operations for the period from August 5, 1996 (date of initial public investment) to August 31, 1996.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class F Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended August 31,
	2/28/2001	2000 [1]	1999	1998	1997	1996
Net Asset Value, Beginning of Period	$9.78	$10.22	$11.04	$10.67	$10.33	$10.71
Income From Investment Operations:
Net investment income	0.28	0.56	0.55	0.55	0.54	0.69
Net realized and unrealized gain (loss) on investments and futures contracts	(0.01)	(0.44)	(0.82)	0.38	0.37	(0.42)

TOTAL FROM INVESTMENT OPERATIONS	0.27	0.12	(0.27)	0.93	0.91	0.27

Less Distributions:
Distributions from net investment income	(0.29)	(0.56)	(0.55)	(0.56)	(0.57)	(0.65)

Net Asset Value, End of Period	$9.76	$ 9.78	$10.22	$11.04	$10.67	$10.33

Total Return[2]	2.78%	1.37%	(2.58%)	8.91%	9.07%	2.47%

Ratios to Average Net Assets:
Expenses	1.09%[3]	1.09%	1.07%	1.08%	1.08%	1.08%

Net investment income	5.90%[3]	5.73%	5.14%	4.98%	5.23%	5.91%

Expense waiver/reimbursement[4]	0.02%[3]	--	--	--	0.01%	0.01%

Supplemental Data:

Net assets, end of period (000 omitted)	$199,595	$214,913	$269,667	$317,178	$331,558	$383,028

Portfolio turnover	9%	18%	25%	41%	20%	22%

1 For the year ended August 31, 2000, the fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

February 28, 2001 (unaudited)

ORGANIZATION

Federated Municipal Opportunities Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The investment objective is to provide a high level of current income which is generally exempt from federal regular income tax. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares, and Class F Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotation are readily available are valued at fair value as determined in good faith using methods approved by the Board of Directors (the "Directors").

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differs in their respective distribution and service fees. All shareholders bear the common expenses on the Fund based on average daily net assets of each class without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

The Fund will adopt the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Fund will begin amortizing discounts on debt securities effective January 1, 2001. Prior to this date, the Fund did not amortize discounts on debt securities. The cumulative effect of this accounting change will have no impact on the total net assets of the Fund.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At August 31, 2000, the Fund, for federal tax purposes, had a capital loss carryforward of $28,474,682, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2002	$ 566,748

2004	3,648,712

2008	24,259,222

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CAPITAL STOCK

At February 28, 2001, par value shares ($0.001 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Class A Shares	500,000,000
Class B Shares	500,000,000
Class C Shares	500,000,000
Class F Shares	500,000,000
TOTAL	2,000,000,000

Transactions in capital stock were as follows:

	Six Months Ended 2/28/2001		Year Ended 8/31/2000
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,059,571	$10,287,842	2,703,088	$26,239,518
Shares issued to shareholders in payment of distributions declared	205,129	1,987,293	400,376	3,898,761
Shares redeemed	(1,023,815)	(9,935,980)	(4,293,682)	(41,769,571)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	240,885	$2,339,155	(1,190,218)	$(11,631,292)

	Six Months Ended 2/28/2001		Year Ended 8/31/2000
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	1,319,297	$12,799,297	1,988,555	$19,401,226
Shares issued to shareholders in payment of distributions declared	86,538	838,352	173,452	1,689,503
Shares redeemed	(655,605)	(6,358,109)	(2,423,266)	(23,627,267)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	750,230	$7,279,540	(261,259)	$(2,536,538)

	Six Months Ended 2/28/2001		Year Ended 8/31/2000
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,218,991	$11,814,414	1,483,047	$14,399,404
Shares issued to shareholders in payment of distributions declared	15,052	145,821	26,305	255,688
Shares redeemed	(1,161,868)	(11,256,881)	(1,346,954)	(13,028,464)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	72,175	$703,354	162,398	$1,626,628

	Six Months Ended 2/28/2001		Year Ended 8/31/2000
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	383,068	$3,714,441	3,707,479	$35,703,814
Shares issued to shareholders in payment of distributions declared	374,627	3,629,357	820,597	7,992,574
Shares redeemed	(2,282,614)	(22,130,717)	(8,924,130)	(86,793,743)

NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(1,524,919)	$(14,786,919)	(4,396,054)	$(43,097,355)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(461,629)	$(4,464,870)	(5,685,133)	$(55,638,557)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp., ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to reimburse FSC.

Share Class Name	Percent of Average Daily Net Assets
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class F Shares	0.25%

For the six months ended February 28, 2001, Class A Shares and Class F Shares did not incur a distribution services fee.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the six months ended February 28, 2001, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $68,955,000 and $82,102,825, respectively.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

INVESTMENT RISK

Although the Fund has a diversified portfolio, the Fund has 45% of its portfolio invested in lower rated and comparable quality unrated high-yield securities. Investments in higher yield securities are accomplished by greater degree of credit risk and the risk tends to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities because such securities are generally unsecured and often subordinated to other creditors of the issuer.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the six months ended February 28, 2001, were as follows:

Purchases	$32,957,414

Sales	$35,869,458

Directors

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

RICHARD B. FISHER

President

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Federated Municipal Opportunities Fund, Inc.
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 313910200
Cusip 313910309
Cusip 313910408
Cusip 313910101

8040407 (4/01)

Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.

                     FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.
                                       APPENDIX

The  graphic  presentation  here  displayed  consists  of a legend  in the  upper  left quadrant  indicating  the components of the  corresponding  mountain  chart.  The color coded  mountain  chart is a visual  representation  of the narrative text above it. The
"x"  axis  reflects  computation  periods  from  4/10/87  to  2/28/01.  The "y" axis is measured in  increments  of $5,000  ranging from $0 to $35,000 and  indicates  that the ending  value of  hypothetical  initial  investment  of $14,000  in the fund's  Class F
Shares,  assuming the reinvestment of capital gains and dividends,  would have grown to
$31,930 on 2/28/01.

The  graphic  presentation  here  displayed  consists  of a legend  in the  upper  left quadrant  indicating  the components of the  corresponding  mountain  chart.  The color coded  mountain  chart is a visual  representation  of the narrative text above it. The
"x"  axis  reflects  computation  periods  from  4/10/87  to  2/28/01.  The "y" axis is measured in  increments  of $5,000  ranging from $0 to $25,000 and  indicates  that the ending  value of  hypothetical  yearly  investments  of  $1,000 in the  fund's  Class F
Shares,  assuming the  reinvestment  of capital gains and  dividends,  would have grown to $20,774 on 2/28/01.

The  graphic  presentation  here  displayed  consists  of a legend  in the  upper  left
quadrant   indicating  the  components  of  the   corresponding   mountain  chart.  The
color-coded  mountain  chart is a visual  representation  of the narrative text beneath
it. The "x" axis  reflects  computation  periods from 4/10/87 to 2/28/01.  The "y" axis is measured in  increments of $30,000  ranging from $0 to $150,000 and  indicates  that the  ending  value of a  hypothetical  initial  investment  of  $5,000  and  subsequent monthly  investments  of $500 over 14 years in the  fund's  Class F Shares  would  have grown to $130,363 on 2/28/01.